Acquisitions - Fair Market Value of Tangible and Intangible Assets and Liabilities (Detail)	Dec. 31, 2012 USD ($)	May 31, 2012 USD ($)	Jan. 14, 2011 USD ($)	Sep. 30, 2012 Southern Frac USD ($)	Nov. 05, 2012 Coral Seas Containers USD ($)	Nov. 05, 2012 Coral Seas Containers AUD	Dec. 31, 2012 Other Acquisitions USD ($)	May 01, 2012 Container King USD ($)	May 01, 2012 Container King CAD	May 31, 2012 Container Tech USD ($)	May 31, 2012 Container Tech NZD
Fair value of the net tangible assets acquired and liabilities assumed:
Restricted cash	$ 1,000,000			$ 1,000,000
Trade and other receivables	3,218,000	197,000		3,203,000	14,000		1,000	197,000
Inventories	2,852,000	546,000		2,296,000	528,000		28,000	546,000
Prepaid expenses and other	156,000			152,000			4,000
Property, plant and equipment	3,223,000	546,000	893,000	2,892,000	107,000		224,000	421,000		125,000
Lease fleet	6,315,000	2,312,000			3,649,000		2,666,000	292,000		2,020,000
Accounts payables and accrued liabilities	(6,478,000)	(490,000)		(6,202,000)	(177,000)		(99,000)	(413,000)		(77,000)
Income taxes payable		(53,000)						(53,000)
Unearned revenue and advance payments	(23,000)	(37,000)			(8,000)		(15,000)	(14,000)		(23,000)
Long-term debt and obligations	(47,000)			(47,000)
Noncontrolling interest	(889,000)			(889,000)
Deferred tax liabilities		(189,000)						(189,000)
Total net tangible assets acquired and liabilities assumed	9,327,000	2,832,000		2,405,000	4,113,000		2,809,000	787,000		2,045,000
Fair value of intangible assets acquired:
Non-compete agreement	982,000	297,000		71,000	580,000		331,000	48,000		249,000
Customer lists	1,657,000	459,000		1,112,000	295,000		250,000	262,000		197,000
Trade name	387,000	44,000		387,000				44,000
Other	261,000			261,000
Goodwill	3,401,000	999,000		2,733,000	630,000		38,000	580,000		419,000
Total intangible assets acquired	6,688,000	1,799,000		4,564,000	1,505,000		619,000	934,000		865,000
Total purchase allocation	$ 16,015,000	$ 4,631,000	$ 990,000	$ 6,969,000	$ 5,618,000	5,434,000	$ 3,428,000	$ 1,721,000	1,692,000	$ 2,910,000	3,798,000